Termination of the Plan	12 Months Ended
Feb. 28, 2025
EBP 001
EBP, Description of Plan [Line Items]
Termination of the Plan

NOTE 5 - TERMINATION OF THE PLAN

While the Company has not expressed any intent to discontinue the Plan, it may, by action of its Board of Directors, terminate the Plan subject to the provisions of ERISA. In the event the Plan is terminated, the participants become fully vested in their accounts, and the Plan administrator is to distribute each participant’s interest to the participant or their beneficiaries.